DISAGGREGATION OF REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disaggregation Of Revenues
SCHEDULE OF REVENUE

The Company’s disaggregated revenues consist of the following for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Retail Grocery	$12,017,527	$5,478,523	$24,067,595	$9,756,535
Food service/restaurant	1,555,372	643,760	3,062,948	1,158,846
Online/eCommerce	1,997	3,780	4,059	9,672
Total revenue	$13,574,896	$6,126,063	$27,134,602	$10,925,053

When the Company prepares its internal management reporting to evaluate business performance, we disaggregate revenue into the following categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	December 31, 2022	December 31, 2021
Retail Grocery	$25,867,061	$9,923,138
Food service/restaurant	3,126,709	1,202,121
Online/eCommerce	15,870	93,600
Wholesale Grocery	-	16,182
Total revenue	$29,009,640	$11,235,041